Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Schedule of Other Revenue Consists Mainly Utility Reimbursements and Other Ancillary Income

Other revenue consists mainly of utility reimbursements and other ancillary income.

Year ended December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
Operations income
Sales-type lease income	$2,603	$4,735	$—
Operating lease income	$16,028	$14,474	$8,769
Sales of property	$58,372	$4,125	$33,900
Property service income	$4,096	$3,738	$3,208
Other revenue	$2,106	$2,113	$2,124
	$83,205	$29,185	$48,001